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                             MFS(R) Cash Reserve Fund
                MFS/Foreign & Colonial International Growth Fund
                             MFS(R) Total Return Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                   Massachusetts Investors Growth Stock Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                         MFS(R) Growth Opportunities Fund
                         Massachusetts Investors Trust
                           MFS(R) Emerging Growth Fund
                        MFS(R) Alabama Municipal Bond Fund
                            MFS(R) Capital Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Gold & Natural Resources Fund
                        MFS(R) Florida Municipal Bond Fund
                           MFS(R) Managed Sectors Fund
                        MFS(R) Georgia Municipal Bond Fund
                                MFS(R) Value Fund
                       MFS(R) Maryland Municipal Bond Fund
                              MFS(R) Utilities Fund
                     MFS(R) Massachusetts Municipal Bond Fund
                             MFS(R) World Equity Fund
                      MFS(R) Mississippi Municipal Bond Fund
                          MFS(R) World Total Return Fund
                       MFS(R) New York Municipal Bond Fund
                                 MFS(R) Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Limited Maturity Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                         MFS(R) Government Mortgage Fund
                    MFS(R) South Carolina Municipal Bond Fund
                     MFS(R) Government Limited Maturity Fund
                       MFS(R) Tennessee Municipal Bond Fund
                        MFS(R) Government Securities Fund
                       MFS(R) Virginia Municipal Bond Fund
                             MFS(R) High Income Fund
                     MFS(R) West Virginia Municipal Bond Fund
                           MFS(R) Strategic Income Fund
                      MFS(R) Municipal Limited Maturity Fund
                          MFS(R) World Governments Fund
                            MFS(R) Municipal Bond Fund
                             MFS(R) World Growth Fund
                           MFS(R) Municipal Income Fund
                                 MFS(R) OTC Fund
                               MFS(R) Research Fund
                        MFS(R) Municipal High Income Fund
                        MFS(R) World Asset Allocation Fund
                       MFS(R) Government Money Market Fund
                             MFS(R) Money Market Fund

                      Supplement to the Current Prospectus

During the period from July 1, 1996 through December 31, 1996 (the "Sales Period") (unless extended by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor), MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                  The date of this Supplement is July 1, 1996.

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                    MFS/Foreign & Colonial International Growth & Income Fund
                         MFS/Foreign & Colonial International Growth Fund
                       MFS/Foreign & Colonial Emerging Markets Equity Fund
                                (series of MFS Series Trust X)

                           Supplement to be affixed to the current
                           Prospectus for distribution in Maryland



Prospective Maryland Investors should note the following:

As noted in the Prospectus, the Fund may invest in Structured Securities, Indexed Securities, Options on Securities, Options on Stock Indices, Future Contracts, Options on Future Contracts, Forward Contracts, Options on Foreign Currencies and Swaps and Related Transactions, which, together with certain other instruments, are commonly referred to as "derivative securities." Investments in these types of securities may involve certain risks. Please refer to the Prospectus, under "Investment Techniques," and the Statement of Additional Information, under "Investment Policies and Restrictions," for descriptions of these instruments.


                    The date of this Supplement is October 1, 1996.